Subsequent events (Details Narrative) - USD ($)											12 Months Ended
	Oct. 14, 2026	Sep. 28, 2026	Jul. 28, 2026	Jul. 02, 2026	Jul. 01, 2026	Apr. 06, 2026	Jan. 08, 2026	Dec. 16, 2025	Sep. 23, 2025	Apr. 09, 2025	Jun. 30, 2026	Dec. 17, 2025	Sep. 22, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Iinitial purchase price											$ 6,418,266
Convertible notes payable											$ 59,743,606
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.000001
Initial purchase price percentage	30.00%		30.00%
Equity valuation	$ 8,400,000		$ 8,400,000
Iinitial purchase price	$ 2,520,000		$ 2,520,000
Initial purchase price percentage	60.00%
Cash consideration percentage	15.00%
Common stock, shares authorized		1,407,472,426
Stock issued during the period, shares					1,209,172
Convertible notes payable					$ 6,181,074
Subsequent Event [Member] | Media Meta [Member]
Subsequent Event [Line Items]
Equity interest percentage			30.00%
Common Class A [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split						1-for-7	executed a 1-for-8 reverse split on Class A	1-for-8	executed a 1-for-16 reverse split on Class A ordinary shares effective September 23, 2025	every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”) and every 16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each
Common stock, par value						$ 0.0896	$ 0.0128	$ 0.0128	$ 0.0016	$ 0.0001	$ 7.2576	$ 7.2576	$ 0.0001	$ 7.2576
Common stock, shares authorized									30,847,500	493,560,000	940,677,978			940,677,978
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued and unissued existing Per Share		$ 0.8064		$ 0.0896
Stockholders equity reverse stock split		1-for-9		1-for-9
Common stock, par value		$ 0.000001		$ 0.8064
Initial purchase price percentage	40.00%
Common stock, shares authorized		940,677,978
Common Class B [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split						1-for-28	1-for-2 on Class B shares	1-for-2
Common stock, par value						$ 0.0896	$ 0.0032	$ 0.0032	$ 0.0016	$ 0.0001	$ 7.2576	$ 7.2576		$ 7.2576
Common stock, shares authorized									402,500	6,440,000	266,794,448			266,794,448
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued and unissued existing Per Share		$ 0.8064		$ 0.0896
Stockholders equity reverse stock split		1-for-9		1-for-9
Common stock, par value		$ 0.000001		$ 0.8064
Common stock, shares authorized		266,794,448
Preferred Class C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred shares percentage	85.00%
Common Class C [Member]
Subsequent Event [Line Items]
Common stock, par value											$ 7.2576			$ 7.2576
Common stock, shares authorized											200,000,000
Common Class C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued and unissued existing Per Share		$ 0.8064
Stockholders equity reverse stock split		1-for-9
Common stock, par value		$ 0.000001
Common stock, shares authorized		200,000,000